Note 15 - Segment and Geographic Information 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Segment Reporting [Table Text Block]
	Three Months Ended
	March 31,
Net Income/(loss) by Segment	2026	2025
	(in thousands)
Europe	$(245)	$2,809
United States	(648)	(2,989)
Total for the period	$(892)	$(180)
	As of	Year Ended
	March 31,	December 31,
Assets by Segment	2026	2025
	(in thousands)
Europe
Other Assets	$12	$12
Total for Europe	$12	$12

United States
Intangible assets	$37,041	$37,518
Goodwill	$18,964	18,964
Other assets	881	550
Total for United States	$56,886	$57,032
	As of	Year Ended
	March 31,	December 31,
Liabilities by Segment	2026	2025
	(in thousands)
Europe – Continuing Operations
Debt	$1,150	$1,176
Other Liabilities	$1,082	1,076
Total for Europe – Continuing Operations	$2,232	$2,252

United States – Continuing Operations
Debt	$6,347	$14,885
Other Liabilities	$17,186	16,886
Total for United States – Continuing Operations	$23,533	$31,771
	Three Months Ended
	March 31,
Adjusted EBITDA by Segment	2026	2025
	(in thousands)
Europe	$(211)	$(426)
US	(1,110)	(1,029)
Total for the period	$(1,321)	$(1,455)
	Three Months Ended
	March 31,
Adjusted EBITDA Reconciliation to Net Loss	2026	2025
	(in thousands)
Europe
Adjusted EBITDA	$(211)	$(426)
Depreciation, amortization, and accretion	-	-
Interest expense	(34)	(354)
Gain on sale of subsidiaries	-	$3,589
Net Income /(Loss)	$(245)	$2,809

US
Adjusted EBITDA	$(1,110)	$(1,029)
Depreciation, amortization, and accretion	(477)	(130)
Interest expense	(242)	(1,835)
Fair value movement of convertible notes	(2,363)	(806)
Fair value movement of warrants	-	811
Gain on settlement of debt	5,257	-
Issuance cost put option liability (Series D)	(6)
Loss on extinguishment of debt	(1,706)	-
Net Loss	$(648)	$(2,989)
Income Taxes	-	-
Consolidated Net Income / (Loss)	$(892)	$(180)

	Year Ended December 31,
Revenue by Segment	2025	2024
	(in thousands)
Europe – Discontinued Operations	-	9,809
United States	-	311
Total for the period	$-	$10,120
	Year Ended December 31,
Net Income/(Loss) by Segment	2025	2024
	(in thousands)
Europe	$13,704	$(10,584)
Europe – Discontinued Operations	-	45,912
United States	(21,010)	(14,250)
Total for the period	$(7,306)	$21,078
	Year Ended December 31,
Assets by Segment	2025	2024
	(in thousands)
Europe – Continuing Operations
Other Assets	12	3,958
Total for Europe – Continuing Operations	$12	$3,958

United States – Continuing Operations
Intangible assets	$37,518	$-
Goodwill	$18,964	$-
Other Assets	550	3,769
Total for United States – Continuing Operations	$57,032	$3,769
	Year Ended December 31,
Liabilities by Segment	2025	2024
	(in thousands)
Europe – Continuing Operations
Debt	$1,176	$19,807
Other Liabilities	1,075	1,200
Total for Europe – Continuing Operations	$2,252	$21,007

United States – Continuing Operations
Debt	$14,885	$9,598
Other Liabilities	16,885	11,007
Total for United States – Continuing Operations	$31,771	$20,605
	Year Ended December 31,
Revenue by Product Type	2025	2024
	(in thousands)
Country Renewable Programs (FiT)
United States - Continuing operations	$-	$311
Total for the period	$-	$311

Country Renewable Programs (FiT)
Europe – Discontinued Operations	-	334
Total for the period	$-	$334

Green Certificates (FiT)
Europe – Discontinued Operations	$-	$5,803
Total for the period	$-	$5,803

Energy Offtake Agreements (PPA)
Europe – Discontinued Operations	-	3,638
Total for the period	$-	$3,638

Other Revenue
Europe – Discontinued Operations	-	34
Total for the period	$-	$34
	Year Ended December 31,
Adjusted EBITDA by Segment	2025	2024
	(in thousands)
Europe	$(1,225)	$(3,347)
Europe – Discontinued Operations	-	5,485
United States	(6,840)	(8,454)
Total for the period	$(8,065)	$(6,316)
	Year Ended December 31,
Adjusted EBITDA Reconciliation to Net Income/(Loss)	2025	2024
	(in thousands)
Europe
Adjusted EBITDA	$(1,225)	$(3,347)
Depreciation, amortization, and accretion	-	(21)
Interest expense	(584)	(3,953)
Impairment of assets	-	(3,263)
Gain on sale of assets	15,513	(3,263)
Net Income (Loss)	$13,704	$(10,584)

Europe – Discontinued Operations
Adjusted EBITDA	$-	$5,485
Depreciation, amortization, and accretion	-	(1,691)
Interest expense	-	(9,726)
Income taxes	-	(87)
Solis bond waiver fee	-	-
Impairment loss recognized on the remeasurement to fair value less costs to sell	-	-
Gain on sale of discontinued operations, net assets	-	51,931
Net Income (Loss)	$-	$45,912

United States
Adjusted EBITDA	$(6,840)	$(8,454)
Depreciation, amortization, and accretion	(593)	(194)
Interest expense	(3,614)	(4,820)
Fair value movement of FPA asset	-	(483)
Fair value movement of convertible note	(3,967)	67
Debt restructuring costs	(753)	-
Costs associated with legal actions related to unpaid liabilities	(1,232)	-
Fair value movement of warrant	1,564	565
Loss on issuance of debt	(35)	-
Loss on extinguishment of debt	(3,187)	-
Gain on settlement of liabilities	596	-
Loss on settlement of SAA with Hover	(2,025)	-
Provision for loss from related party	(561)	(520)
Other expense	(363)	179
Income taxes	-	(590)
Net Income (Loss)	$(21,010)	$(14,250)
Consolidated Net Income (Loss)	$(7,306)	$21,078